Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	6,922,172	6,922,172			5,644,044	5,644,044
Option exercisable, granted	0	0
Option exercisable, exercised	0	0
Option exercisable, forfeited or expired	0	0
Option exercisable, ending balance	8,002,398	8,002,398	6,922,172	6,922,172
Weighted- average exercise price per share, beginning balance | €		€ 26.30		€ 27.47
Weighted- average exercise price per share, granted | €		0
Weighted- average exercise price per share, exercised | €		0
Weighted- average exercise price per share, forfeited or expired | €		0
Weighted- average exercise price per share, ending balance | €		€ 25.28		€ 26.30		€ 27.47
Option outstanding, beginning balance	9,672,382	9,672,382			8,978,106	8,978,106
Option outstanding, granted	479,000	479,000	1,650,800	1,650,800
Option outstanding, exercised	(291,053)	(291,053)	0	0
Option outstanding, forfeited or expired	(373,672)	(373,672)	(956,524)	(956,524)
Option outstanding, ending balance	9,486,657	9,486,657	9,672,382	9,672,382
Weighted average exercise price per share, beginning balance | €		€ 24.22				€ 25.36
Weighted average exercise price per share, granted | €		12.54		€ 17.90
Weighted average exercise price per share, exercised | €		17.86		0.00
Weighted average exercise price per share, forfeited or expired | €		20.61		24.01
Weighted average exercise price per share, ending balance | €		€ 23.97		€ 24.22
Remaining Average Useful Life	5.9y	5.9y	6.8y	6.8y	7.3y	7.3y
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	1,789,567	1,789,567			1,278,038	1,278,038
Option exercisable, granted	0	0	0	0
Option exercisable, exercised	0	0	0	0
Option exercisable, forfeited or expired	0	0	0	0
Option exercisable, ending balance	2,347,665	2,347,665	1,789,567	1,789,567
Weighted- average exercise price per share, beginning balance	$ 8.73				$ 7.45
Weighted- average exercise price per share, granted	0		$ 0
Weighted- average exercise price per share, exercised	0		0
Weighted- average exercise price per share, forfeited or expired	0		0
Weighted- average exercise price per share, ending balance	$ 10.15		$ 8.73
Option outstanding, beginning balance	4,481,359	4,481,359			3,201,887	3,201,887
Option outstanding, granted	887,765	887,765	1,590,000	1,590,000
Option outstanding, exercised	(58,575)	(58,575)	(95,327)	(95,327)
Option outstanding, forfeited or expired	(689,376)	(689,376)	(227,696)	(227,696)
Option outstanding, other activity			12,495	12,495
Option outstanding, ending balance	4,621,173	4,621,173	4,481,359	4,481,359
Weighted average exercise price per share, beginning balance	$ 11.73				$ 10.67
Weighted average exercise price per share, granted	4.67		$ 13.80
Weighted average exercise price per share, exercised	3.60		3.61
Weighted average exercise price per share, forfeited or expired	12.89		14.68
Weighted average exercise price per share, other activity			13.29
Weighted average exercise price per share, ending balance	$ 10.30		$ 11.73
Remaining Average Useful Life	6.2y	6.2y	6.8y	6.8y	8.2y	8.2y